Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Schedule of unusued tax losses
Year of Expiry	Total
2025	$656
2026	624
2027	1,219
2029	2,276
2030	2,684
2031	2,775
2032	4,048
2033	3,662
2034	2,673
2035	11,111
2036	7,175
2037	5,457
2038	5,029
$49,389

Schedule of effective income tax rate reconciliation
	Year ended December 31, 2018	Year ended December 31, 2017 (Restated – note 4)
Loss before income taxes	$(17,674)	$(36,500)
Canadian federal and provincial income tax rates	27%	26%
Expected income tax recovery	(4,772)	(9,490)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	286	478
Share issuance costs	(469)	(588)
Adjustment to tax estimates	(48)	991
Amortization of flow-through share premium	(634)	(1,551)
Flow-through expenditures renunciation	2,542	5,800
Difference in future and foreign tax rates	(111)	(871)
Other	(40)	(43)
Increase (decrease) in unrecognized tax asset	3,246	5,274
Income tax recovery	$-	$-

Disclosure of deferred tax assets and liabilities
	December 31, 2017 (Restated – note 4)	Net loss	Equity	December 31, 2018
Deferred Income tax assets
Non-capital losses carried forward	$12,260	$1,430	$-	$13,690
Capital losses carried forward	45	-	-	45
Share issuance costs & CEC	740	-	173	913
Investments	47	32	-	79
Site reclamation obligations	448	63	-	511
Property, plant & equipment	136	61	-	197
Mineral property interests	5,799	1,262	-	7,061
Peruvian VAT Receivable	227	128		355
	19,702	2,976	173	22,851
Deferred income tax liabilities
Mineral property interests	(1,188)	237	-	(951)
FX on intercompany	36	(140)	-	(104)

Net deferred tax assets	18,550	3,073	173	21,796

Unrecognized deferred tax assets	(18,550)	(3,073)	(173)	(21,796)

Net deferred tax balance	$-	$-	$-	$-

	December 31, 2016 (Restated – note 4)	Net loss	Equity	December 31, 2017 (Restated – note 4)
Deferred Income tax assets
Non-capital losses carried forward	$10,881	$1,379	$-	$12,260
Capital losses carried forward	43	2	-	45
Share issuance costs & CEC	500	-	240	740
Investments	19	28	-	47
Site reclamation obligations	454	(6)	-	448
Property, plant & equipment	68	68	-	136
Mineral property interests	1,270	4,529	-	5,799
Peruvian VAT Receivable	43	184		227
FX on intercompany	(3)	39		36
	13,275	6,223	240	19,738
Deferred income tax liabilities
Mineral property interests	-	(1,188)	-	(1,188)

Net deferred tax assets	13,275	(5,035)	240	18,550

Unrecognized deferred tax assets	(13,275)	5,035	(240)	(18,550)

Net deferred tax balance	$-	$-	$-	$-